Group cash flow statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Buy-back of bonds			$ 1,900	$ 2,500
Net Interest Paid Associated With Bond Redepemption			80	259
Net interest paid associated with bond redemption	[1]	$ 537	612	897
Purchases of financial assets	[2]	43	1,572	723
Adjustments for derivative contracts transacted and not designated for hedge relationship			288	(501)
Adjustments to add back gain on sale of surplus land at Kitmat			549
Revaluation of a financial asset		0	0	(8)
Fixed Income Instruments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Purchases of financial assets		$ 28	$ 1,600	$ 700

[1]	In 2018 and 2017 we completed bond buy-back programmes of US$1.9 billion (nominal value) and US$2.5 billion (nominal value) respectively. Net interest paid included the payment of the premiums and the accelerated interest associated with the bond redemptions (2018: US$80 million, 2017: US$259 million). There was no bond buy-back programme in 2019.
[2]	In 2019, we invested a further US$28 million in a separately managed portfolio of fixed income instruments (refer to note 20) (2018: US$1.6 billion, 2017: US$0.7 billion). As there is significant turnover in this portfolio, we have elected to report the purchases and sales of these securities on a net cash flow basis within “Purchases of financial assets”.